                            OLD WESTBURY FUNDS, INC.
                         OLD WESTBURY CORE EQUITIES FUND
                      OLD WESTBURY CAPITAL OPPORTUNITY FUND
                 (FORMERLY OLD WESTBURY GROWTH OPPORTUNITY FUND)
                         OLD WESTBURY INTERNATIONAL FUND
                         OLD WESTBURY FIXED INCOME FUND
                        OLD WESTBURY MUNICIPAL BOND FUND

                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                    TO THE PROSPECTUS DATED FEBRUARY 29, 2000
                             (REVISED MAY 31, 2000)

                Effective September 1, 2000, BISYS Fund Services will act as the Funds' Distributor and Shareholder Servicing Agent, and BISYS Fund Services Ohio, Inc. will act as the Funds' Administrator.

                In connection with these changes, the following Prospectus revisions are made:

* In the section "HOW DO I PURCHASE SHARES?" (page 25), BISYS Fund Services will replace Edgewood Services Inc. as the Funds' Distributor and the section will read as follows:

                Shares of each Fund may be purchased by mail or by wire through the Distributor (BISYS Fund Services ), or through a Shareholder Servicing Agent or a Broker-Dealer that has an agreement with the Distributor (Authorized Dealer) or with the Adviser.

* In the section "DISTRIBUTION OF FUND SHARES" (page 32), BISYS Fund Services will replace Edgewood Services Inc. as the Funds' Distributor and the section will read as follows:

                BISYS Fund Services is the principal Distributor for shares of the Funds and a number of other investment companies.

* In the same section, BISYS Fund Services will act as Shareholder Servicing Agent to the Funds and the section will read as follows:

                The Adviser and BISYS Fund Services act as Shareholder Servicing Agents to the Funds.

*       The information on the back cover will be replaced with the following:

               DISTRIBUTOR:                    ADMINISTRATOR:
               BISYS Fund Services             BISYS Fund Services Ohio, Inc.
               3435 Stelzer Road               3435 Stelzer Road
               Columbus, OH 43219              Columbus, OH 43219

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                            OLD WESTBURY FUNDS, INC.
                         OLD WESTBURY CORE EQUITIES FUND
                      OLD WESTBURY CAPITAL OPPORTUNITY FUND
                 (FORMERLY OLD WESTBURY GROWTH OPPORTUNITY FUND)
                         OLD WESTBURY INTERNATIONAL FUND
                         OLD WESTBURY FIXED INCOME FUND
                        OLD WESTBURY MUNICIPAL BOND FUND

                       SUPPLEMENT DATED SEPTEMBER 1, 2000
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 29, 2000
                             (REVISED MAY 31, 2000)

                  Effective September 1, 2000, BISYS Fund Services will act as the Funds' Distributor and Shareholder Servicing Agent, and BISYS Fund Services Ohio, Inc. will act as the Funds' Administrator.

                  In connection with these changes, the following revisions are made:

* In the section "WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS - OFFICERS AND DIRECTORS" (page 21), the last sentence of the first paragraph is changed to reflect that BISYS Fund Services Ohio, Inc. will replace Federated Administrative Services as the Funds' Administrator and the section will read as follows:

                  Unless otherwise indicated, the address of each Director and officer is Old Westbury Funds, Inc.,

                  c/o BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

* In the same section, under "ADMINISTRATOR" (page 23), BISYS Fund Services Ohio, Inc. will replace Federated Administrative Services as the Funds' Administrator and the section will read as follows:

                  BISYS Fund Services Ohio, Inc. provides all management and administrative services reasonably necessary for each Fund, other than those provided by the Adviser, subject to the supervision of the Board of Directors for a fee at an annual rate as specified below:


                  Maximum Administrative Fee      Average Aggregate Daily Net Assets of the Funds
                  --------------------------      -----------------------------------------------
                  0.12 of 1%                      of the first $450 million
                  0.10 of 1%                      of the next $300 million
                  0.075 of 1%                     of the next $750 million
                  0.05 of 1%                      of assets in excess of $1.5 billion

                  BISYS Fund Services Ohio, Inc. may choose voluntarily to reimburse a portion of its fee at any time.
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                  The functions performed by BISYS Fund Services Ohio, Inc. as administrator include, but are not limited to the following:

                         prepare and file with the SEC and state regulatory authorities the Funds' registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares; administer contracts on behalf of the Funds;
                         prepare financial reports; and
                         coordinate and supervise filing of federal and state tax returns.

* In the same section, under "DISTRIBUTION AND SERVICE PLAN" (page 24), BISYS Fund Services will replace Edgewood Services Inc. as the Funds' Distributor and Shareholder Servicing Agent.